CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Solar revenues	$ 0	$ 95,000	$ 482,000
Cost of solar revenues	0	72,000	271,000
Gross profit	0	23,000	211,000
Operating expenses:
Research and development	292,951,000	185,619,000	67,514,000
Selling, general, and administrative	400,575,000	182,724,000	20,692,000
Impairment expense	0	14,415,000	0
Total operating expenses	693,526,000	382,758,000	88,206,000
Loss from operations	(693,526,000)	(382,735,000)	(87,995,000)
Other income (expense):
Interest income (expense), net	(481,000)	202,000	1,456,000
Revaluation of warrant liability	3,051,000	13,448,000	(3,339,000)
Loss on forward contract liability	0	(1,324,000)	0
Other income (expense), net	4,102,000	(846,000)	1,373,000
Loss before income taxes and equity in net loss of affiliates	(686,854,000)	(371,255,000)	(88,505,000)
Income tax expense (benefit)	4,000.0	(1,026,000)	151,000
Loss before equity in net loss of affiliates	(686,858,000)	(370,229,000)	(88,656,000)
Equity in net loss of affiliates	(3,580,000)	(637,000)	0
Net loss	(690,438,000)	(370,866,000)	(88,656,000)
Premium paid on repurchase of redeemable convertible preferred stock	0	(13,407,000)	(16,816,000)
Net loss attributable to common stockholders	$ (690,438,000)	$ (384,273,000)	$ (105,472,000)
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (1.73)	$ (1.15)	$ (0.40)
Diluted (in dollars per share)	$ (1.74)	$ (1.18)	$ (0.40)
Weighted-average shares outstanding:
Basic (in shares)	398,655,081	335,325,271	262,528,769
Diluted (in shares)	398,784,392	335,831,033	262,528,769